Related Party Transactions - Schedule of Major Related Parties and their Relationship with Group (Details)	12 Months Ended
Feb. 28, 2021
Four Seasons Online Education (Cayman) Inc. ("FSOL")
Related Party Transaction [Line Items]
Relationship with the group	Equity method investee of the Group
Shanghai Fuxi Network Co., Ltd. ("Fuxi Network")
Related Party Transaction [Line Items]
Relationship with the group	Equity method investee of the Group
Shanghai Jiaxin Travel Agency("Jiaxin Travel")
Related Party Transaction [Line Items]
Relationship with the group	Entity controlled by Tian Peiqing, Chairman of the Group
Shanghai Zhendou Technology Co., Ltd. ("Zhendou")
Related Party Transaction [Line Items]
Relationship with the group	Equity method investee of the Group
Shanghai Jing'an Four Seasons Bridge Club ("Bridge Club")
Related Party Transaction [Line Items]
Relationship with the group	Equity method investee of the Group
Huangshan Culture Investment Group Co., Ltd. ("Huangshan Culture")
Related Party Transaction [Line Items]
Relationship with the group	Non-controlling interest shareholder of VIE's subsidiary
Ju Yiming, Liu Wei, Shen Yalin, and Song Ping
Related Party Transaction [Line Items]
Relationship with the group	Non-controlling interest shareholders of VIE's subsidiaries